Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended									9 Months Ended		12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues
Sales of VOIs, net		$ 145,000,000		$ 130,000,000							$ 406,000,000	$ 359,000,000	$ 508,000,000		$ 492,000,000		$ 520,000,000
Sales, marketing, brand and other fees		127,000,000		136,000,000							401,000,000	382,000,000	499,000,000		457,000,000		300,000,000
Financing		38,000,000		34,000,000							109,000,000	100,000,000	134,000,000		127,000,000		121,000,000
Resort and club management		37,000,000		33,000,000							108,000,000	98,000,000	143,000,000		125,000,000		112,000,000
Rental and ancillary services		45,000,000		41,000,000							138,000,000	135,000,000	173,000,000		164,000,000		157,000,000
Cost reimbursements		34,000,000		33,000,000							102,000,000	94,000,000	126,000,000		110,000,000		107,000,000
Total revenues		426,000,000	$ 415,000,000	407,000,000	$ 391,000,000	$ 370,000,000	$ 381,000,000	$ 373,000,000	$ 360,000,000	$ 361,000,000	1,264,000,000	1,168,000,000	1,583,000,000		1,475,000,000		1,317,000,000
Expenses
Cost of VOI sales		40,000,000		44,000,000							107,000,000	110,000,000	152,000,000		173,000,000		126,000,000
Sales and marketing		171,000,000		157,000,000							492,000,000	443,000,000	605,000,000		541,000,000		479,000,000
Financing		11,000,000		8,000,000							32,000,000	24,000,000	32,000,000		32,000,000		33,000,000
Resort and club management		12,000,000		9,000,000							32,000,000	25,000,000	36,000,000		32,000,000		29,000,000
Rental and ancillary services		30,000,000		30,000,000							88,000,000	86,000,000	113,000,000		113,000,000		110,000,000
General and administrative		23,000,000		24,000,000							75,000,000	61,000,000	92,000,000		57,000,000		40,000,000
Depreciation and amortization		7,000,000		6,000,000							21,000,000	17,000,000	24,000,000		22,000,000		18,000,000
License fee expense		22,000,000		22,000,000							65,000,000	61,000,000	80,000,000		74,000,000		62,000,000
Cost reimbursements		34,000,000		33,000,000							102,000,000	94,000,000	126,000,000		110,000,000		107,000,000
Total operating expenses		350,000,000	339,000,000	333,000,000	304,000,000	284,000,000	291,000,000	281,000,000	286,000,000	296,000,000	1,014,000,000	921,000,000	1,260,000,000		1,154,000,000		1,004,000,000
Gain (loss) on foreign currency transactions		1,000,000		1,000,000							1,000,000	2,000,000	0		0		(2,000,000)
Allocated Parent interest expense		0		(7,000,000)							0	(20,000,000)	(26,000,000)		(29,000,000)		(36,000,000)
Interest expense		(7,000,000)		0							(21,000,000)	0	(3,000,000)		0		0
Equity in earnings from unconsolidated affiliate		1,000,000		0							1,000,000	0
Other gain (loss), net		0		0							0	(1,000,000)	(1,000,000)		0		5,000,000
Income before income taxes		71,000,000	65,000,000	68,000,000	80,000,000	80,000,000	83,000,000	85,000,000	67,000,000	57,000,000	231,000,000	228,000,000	293,000,000		292,000,000		280,000,000
Income tax expense		(28,000,000)		(33,000,000)							(87,000,000)	(98,000,000)	(125,000,000)		(118,000,000)		(113,000,000)
Net income (loss)		$ 42,700,978	$ 38,000,000	$ 34,597,597	$ 47,000,000	$ 48,000,000	$ 49,000,000	$ 51,000,000	$ 40,000,000	$ 34,000,000	$ 143,742,500	$ 129,727,071	$ 168,000,000	[1]	$ 174,000,000		$ 167,000,000
Earnings per share:
Earnings per share, Basic (in dollars per share)			$ 0.38	$ 0.35	$ 0.48	$ 0.48	$ 0.49	$ 0.52	$ 0.40	$ 0.34			$ 1.70	[2]	$ 1.76	[2]	$ 1.69	[2]
Basic	[3]	$ 0.43		0.35							$ 1.45	$ 1.31
Diluted	[3]	$ 0.43		$ 0.35							$ 1.44	$ 1.31

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.
[3]	For the three and nine months ended September 30, 2016, basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' stockholders on January 3, 2017. See Note 12: Earnings Per Share for additional information.